Note 3 - Vessels, Net (Details Textual) - USD ($)					6 Months Ended	9 Months Ended
	Sep. 17, 2020	Jul. 13, 2020	Jul. 06, 2020	Jun. 19, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Proceeds from Sale of Property, Plant, and Equipment, Total						$ 9,752,649
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property						1,305,016
M/V EM Oinousses [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 3,700,000
Property, Plant, and Equipment, Fair Value Disclosure					$ 3,870,000	3,700,000
Impairment of Long-Lived Assets to be Disposed of					120,000	100,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total					3,770,000	3,800,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property						(100,000)
M/V Manolis P [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total				$ 2,000,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property				$ 300,000
Advance Received for Vessel Held for Sale						$ 1,133,817
M/V Kuo Hsiung [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 1,900,000
Assets Held-for-sale, Not Part of Disposal Group, Current, Total					$ 1,600,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		$ 300,000
Ninos [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 2,300,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 800,000